Unrecognized contractual commitments (excluding Orange Bank) - Financing commitments - Non-current pledged or mortgaged assets (Details) - EUR (€) € in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Unrecognized contractual commitments [abstract]
Intangibles assets, net (excluding goodwill)	€ 14,737		€ 14,073	€ 14,339	€ 14,602
Property, plant and equipment, net	28,423	€ 27,119	27,693	26,665	€ 25,912
Non-current financial assets	2,466
Other	35,689
Total non-current assets	81,316	€ 82,004	74,701	73,612
Amount of asset pledged, mortgaged or receivership, intangible assets, net (excluding goodwill)	19
Amount of asset pledged, mortgaged or receivership, property, plant and equipment, net	1
Amount of asset pledged, mortgaged or receivership, Non-current financial assets	346
Non-current pledged or mortgaged assets	€ 366		€ 453	€ 107
Percentage of asset pledged or mortgaged, intangible assets, net (excluding goodwill) (as a percent)	0.00%
Percentage of non-current financial assets pledged or mortgaged (as a percent)	14.00%
Percentage of non-current assets pledged or mortgaged (as a percent)	0.00%